Benefit Plans	12 Months Ended
Dec. 31, 2012
Benefit Plans [Abstract]
Benefit Plans
Note 13:	Benefit Plans

Pension and Other Postretirement Benefit Plans

The Company has a noncontributory defined benefit pension plan covering all employees who meet the eligibility requirements. The Company’s funding policy is to make the minimum annual contribution that is required by applicable regulations, plus such amounts as the Company may determine to be appropriate from time to time. The Company expects to contribute $200,000 to the plan in 2013.

The Company uses a December 31 measurement date for the plan. Information about the plan’s funded status and pension cost follows:

	Pension Benefits
	2012	2011
	(In thousands)
Change in benefit obligation
Beginning of year	$(4,163)	$(3,312)
Service cost	(357)	(304)
Interest cost	(179)	(173)
Actuarial loss	(364)	(772)
Benefits paid	232	398

End of year	(4,831)	(4,163)

Change in fair value of plan assets
Beginning of year	2,813	2,969
Actual return on plan assets	389	(8)
Employer contribution	235	250
Benefits paid	(232)	(398)

End of year	3,205	2,813

Funded status at end of year	$(1,626)	$(1,350)

Amounts recognized in accumulated other comprehensive loss not yet recognized as components of net periodic benefit cost consist of:

	Pension Benefits
	2012	2011
	(In thousands)

Unamortized net loss	$2,154	$2,107
Unamortized prior service cost	15	30

	$2,169	$2,137

The estimated net loss and prior service cost for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is approximately $170,000.

Information for the pension plan with respect to accumulated benefit obligation and plan assets is as follows:

	December 31,
	2012	2011
	(In thousands)

Projected benefit obligation	$4,831	$4,163
Accumulated benefit obligation	$3,298	$2,806
Fair value of plan assets	$3,205	$2,813

	December 31,
	2012	2011
	(In thousands)

Components of net periodic benefit cost
Service cost	$357	$304
Interest cost	179	173
Expected return on plan assets	(227)	(239)
Amortization of prior service cost	15	15
Amortization of net loss	154	66

Net periodic benefit cost	$478	$319

Significant assumptions include:

	Pension Benefits
	2012	2011

Weighted-average assumptions used to determine benefit obligation:
Discount rate	3.61%	4.40%
Rate of compensation increase	3.00%	3.00%

Weighted-average assumptions used to determine benefit cost:
Discount rate	4.40%	5.54%
Expected return on plan assets	8.00%	8.00%
Rate of compensation increase	3.00%	3.00%

The Company has estimated the long-term rate of return on plan assets based primarily on historical returns on plan assets, adjusted for changes in target portfolio allocations and recent changes in long-term interest rates based on publicly available information. The long-term rate of return did not change from 2011 to 2012.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid as of December 31, 2012:

Pension Benefits
(In thousands)

2013	$161
2014	97
2015	111
2016	485
2017	379
2018-2019	2,093

Total	$3,326

Plan assets are held by an outside trustee which invests the plan assets in accordance with the provisions of the plan agreement. All equity and fixed income investments are held in various mutual funds with quoted market prices. Mutual fund equity securities primarily include investment funds that are comprised of large-cap, mid-cap and international companies. Fixed income mutual funds primarily include investments in corporate bonds, mortgage-backed securities and U.S. Treasuries. Other types of investments include a prime money market fund.

The asset allocation strategy of the plan is designed to allow flexibility in the determination of the appropriate investment allocations between equity and fixed income investments. This strategy is designed to help achieve the actuarial long term rate on plan assets of 8%. The target asset allocation percentages for both 2012 and 2011 are as follows:

Large-Cap stocks	Not to exceed 60%
SMID-Cap stocks	Not to exceed 20%
International equity securities	Not to exceed 15%
Fixed income investments	Not to exceed 40%
Alternative investments	Not to exceed 20%

At December 31, 2012 and 2011, the fair value of plan assets as a percentage of the total was invested in the following:

	December 31,
	2012	2011

Equity securities	76.4%	76.7%
Debt securities	23.0	22.4
Cash and cash equivalents	0.6	0.9

	100.0%	100.0%

Pension Plan Assets

Following is a description of the valuation methodologies used for pension plan assets measured at fair value on a recurring basis, as well as the general classification of pension plan assets pursuant to the valuation hierarchy.

Where quoted market prices are available in an active market, plan assets are classified within Level 1 of the valuation hierarchy. Level 1 plan assets include investments in mutual funds that involve equity, bond and money market investments. All of the Plan’s assets are classified as Level 1. If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of plan assets with similar characteristics or discounted cash flows. In certain cases where Level 1 or Level 2 inputs are not available, plan assets are classified within Level 3 of the hierarchy. At December 31, 2012 and 2011, the Plan did not contain Level 2 or Level 3 investments.

The fair values of Company’s pension plan assets at December 31, by asset category are as follows:

December 31, 2012
		Fair Value Measurements Using
Asset Category	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)

Mutual money market	$16	$16	$––	$––
Mutual funds – equities
International	240	240	––	––
Real estate	33	33	––	––
Large Cap	1,279	1,279	––	––
Small and Mid Cap	873	873	––	––
Commodities	29	29
Mutual funds – fixed income
Core bond	639	639	––	––
High yield corporate	97	97	––	––

Total	$3,206	$3,206	$––	$––

December 31, 2011
		Fair Value Measurements Using
Asset Category	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)

Mutual money market	$25	$25	$––	$––
Mutual funds – equities
International	187	187	––	––
Real estate	31	31	––	––
Large Cap	1,138	1,138	––	––
Small and Mid Cap	776	776	––	––
Commodities	26	26
Mutual funds – fixed income
Core bond	544	544	––	––
High yield corporate	86	86	––	––

Total	$2,813	$2,813	$––	$––

Employee Stock Ownership Plan

The Company has an Employee Stock Ownership Plan (“ESOP”) with an integrated 401(k) plan covering substantially all employees of the Company. The ESOP acquired 354,551 shares of Company common stock at $9.64 per share in 2005 with funds provided by a loan from the Company. Accordingly, $3.4 million of common stock acquired by the ESOP was shown as a reduction of stockholders’ equity. Shares are released to participants proportionately as the loan is repaid. Dividends on allocated shares are recorded as dividends and charged to retained earnings. Compensation expense is recorded equal to the fair market value of the stock when contributions, which are determined annually by the Board of Directors of the Company, are made to the ESOP. The Company’s 401(k) matching percentage was 50% of the employees’ first 6% of contributions for 2012 and 2011.

ESOP and 401(k) expense for the years ended December 31, 2012 and 2011 was approximately $195,000 and $203,000, respectively.

Share information for the ESOP is as follows at December 31, 2012 and 2011:

	2012	2011

Allocated shares at beginning of the year	124,660	109,971
Shares released for allocation during the year	23,635	23,639
Shares distributed due to retirement/diversification	(14,748)	(8,950)
Unearned shares	189,082	212,718

Total ESOP shares	322,629	337,378

Fair value of unearned shares at December 31	$1,184,000	$1,800,000

At December 31, 2012, the fair value of the 836,000 allocated shares held by the ESOP was approximately $1,055,000.

Split Dollar Life Insurance Arrangements

The Company has split-dollar life insurance arrangements with its executive officers and certain directors that provide certain death benefits to the executive’s beneficiaries upon his or her death. The agreements provide a pre- and post-retirement death benefit payable to the beneficiaries of the executive in the event of the executive’s death. The Company has purchased life insurance policies on the lives of all participants covered by these agreements in amounts sufficient to provide the sums necessary to pay the beneficiaries, and the Company pays all premiums due on the policies. In the case of an early separation from the Company, the nonvested executive portion of the death benefit is retained by the Company. The accumulated post retirement benefit obligation at December 31, 2012 and 2011 was $1.3 million and $1.2 million, respectively.